Bank Loans - Summary of Bank Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Bank loans		$ 229,374	$ 211,919
Long-term bank loans		265,484	163,840
Total bank loans		494,858	375,759
China Everbright Bank [Member]
Line of Credit Facility [Line Items]
Bank loans		0	856
Long-term bank loans		0	2,768
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[1]	114,714	118,459
Long-term bank loans	[1]	60,766	34,222
Bank of Beijing [Member]
Line of Credit Facility [Line Items]
Bank loans	[2]	35,484	68,404
Long-term bank loans	[2]	0	27,400
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[3]	29,332	13,700
Long-term bank loans	[3]	203,430	93,970
Bank of China [Member]
Line of Credit Facility [Line Items]
Bank loans	[4]	43,263	6,124
Long-term bank loans	[4]	0	5,480
Bank of Chengdu [Member]
Line of Credit Facility [Line Items]
Bank loans	[5]	4,292	2,055
Chengdu Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[6]	715	1,362
China Minsheng Banking [Member]
Line of Credit Facility [Line Items]
Bank loans	[7]	1,431	959
China CITIC Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[8]	143	0
Long-term bank loans	[8]	$ 1,288	$ 0

[1]	On January 22, 2024, Sinovac LS entered into a maximum credit facility of $214,620 (RMB1,500 million) with China Merchants Bank to support its daily operations. The loans bear an annual interest rate at 60 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.40% to 2.85%. Principal installment repayments began in 2024 and shall be fully repaid by April 16, 2027. As of December 31, 2025, $99,245 (RMB694 million) is recorded in bank loans due within one year and $53,626 (RMB375 million) is recorded in long-term bank loans.

On March 7, 2025, Sinovac Beijing entered into a maximum credit facility of $28,616 (RMB200 million) with China Merchants Bank to support its daily operations. The loans bear annual interest rate at 76 to 89 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.11% to 2.24%. Principal installment repayments began in 2025 and shall be fully repaid by September 22, 2027. As of December 31, 2025, $11,462 (RMB80 million) is recorded in bank loans due within one year and $7,140 (RMB50 million) is recorded in long-term bank loans.

On August 13, 2025, Sinovac Chengdu entered into a maximum credit facility of $7,154 (RMB50 million) with China Merchants Bank to support its daily operations. The loans bear annual interest rate at 55 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.45%. Principal installment repayments began in 2026 and shall be fully repaid by December 30, 2026. As of December 31, 2025, $4,007 (RMB28 million) is recorded in bank loans due within one year.
[2]	On April 14, 2023, Sinovac LS entered into a maximum credit facility of $71,540 (RMB500 million) with Bank of Beijing to support its daily operations. The loans bear annual interest rate at 75 to 80 basis points below the prime rate of a one-year term loan published by the People's Bank of China, ranging from 2.70% to 2.90%. Principal installment repayments begin in 2025 and shall be fully repaid by April 28, 2026. As of December 31, 2025, $28,616 (RMB200 million) is recorded in bank loans due within one year.

On June 27, 2025, Sinovac Beijing entered into a maximum credit facility of $71,540 (RMB500 million) with Bank of Beijing to support its daily operations. The loans bear annual interest rate at 89 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.11%. Principal installment repayments begin in 2026 and shall be fully repaid by June 27, 2026. As of December 31, 2025, $6,868 (RMB48 million) is recorded in bank loans due within one year.

[3]	On May 31, 2023, Sinovac Biotech (Yidao) Co., Ltd. entered into a maximum credit facility of $186,004 (RMB1,300 million) with China Construction Bank to finance its purchase of property, plant and equipment, with a term from June 15, 2023 to June 14, 2041. The loan bears annual interest rate at 118 basis points below the prime rate of a five-year term loan published by the People's Bank of China, at 2.32% to 2.77%. Principal installment repayments begin in 2026 and shall be fully repaid by June 14, 2041. As of December 31, 2025, $72 (RMB0.5 million) is recorded in bank loans due within one year and $101,120 (RMB707 million) is recorded in long-term bank loans. Certain prepaid land use rights, properties of Sinovac Biotech (Yidao) Co., Ltd. have been pledged as collateral, with a contractually agreed collateral value of $132,247 (RMB924 million).

On November 29, 2023, Yihoo Biotech Co., Ltd. entered into a maximum credit facility of $42,924 (RMB300 million) with China Construction Bank to finance its purchase of property, plant and equipment, with a term from January 17, 2024 to November 28, 2043. The loan bears annual interest rate at 105 basis points below the prime rate of a five-year term loan published by the People's Bank of China, at 2.45%. Principal installment repayments begin in 2025 and shall be fully repaid by November 28, 2043. As of December 31, 2025, $572 (RMB4 million) is recorded in bank loans due within one year and $25,447 (RMB178 million) is recorded in long-term bank loans. Certain prepaid land use rights of Yihoo Biotech Co., Ltd. have been pledged as collateral, with a contractually agreed collateral value of $4,570 (RMB32 million).

On September 29, 2024, Sinovac Beijing entered into a maximum credit facility of $64,386 (RMB450 million) with China Construction Bank to support its daily operations. The loans bear annual interest rate at 75 to 89 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.11% to 2.35%. Principal installment repayments begin in 2026 and shall be fully repaid by August 20, 2026. As of December 31, 2025, $28,616 (RMB200 million) is recorded in bank loans due within one year.

On January 9, 2025, Sinovac LS entered into a maximum credit facility of $77,006 (RMB538 million) with China Construction Bank to support its acquisition. The loan bears annual interest rate from 94 basis points below the prime rate of a five-year term loan published by the People's Bank of China, at 2.66%. Principal installment repayments begin in 2025 and shall be fully repaid by January 8, 2032. As of December 31, 2025, $72 (RMB0.5 million) is recorded in bank loans due within one year and $76,863 (RMB537 million) is recorded in long-term bank loans.
[4]	On September 23, 2024, Sinovac Beijing entered into a maximum credit facility of $64,386 (RMB450 million) with Bank of China to support its daily operations. The loans bear annual interest rate at 75 to 85 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.15% to 2.35%. Principal installment repayments begin in 2025 and shall be fully repaid by April 16, 2026. As of December 31, 2025, $41,904 (RMB293 million) is recorded in bank loans due within one year.

On March 12, 2025, Sinovac Chengdu entered into a maximum credit facility of $1,431 (RMB10 million) with Bank of China to support its daily operations. The loans bear annual interest rate at 60 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.50%. Principal installment repayments began in 2025 and shall be fully repaid by September 25, 2026. As of December 31, 2025, $1,359 (RMB10 million) is recorded in bank loans due within one year.

[5]	On March 13, 2025, Sinovac Chengdu entered into a maximum credit facility of $4,292 (RMB30 million) with Bank of Chengdu to support its daily operations. The loans bear annual interest rate at 55 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.45% to 2.55%. Principal installment repayments begin in 2026 and shall be fully repaid by June 22, 2026. As of December 31, 2025, $4,292 (RMB30 million) is recorded in bank loans due within one year.
[6]	On March 27, 2025, Sinovac Chengdu entered into a maximum credit facility of $715 (RMB5 million) with Chengdu Rural Commercial Bank to support its daily operations. The loans bear annual interest rate at 60 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.50%. Principal installment repayments begin in 2026 and shall be fully repaid by May 26, 2026. As of December 31, 2025, $715 (RMB5 million) is recorded in bank loans due within one year.
[7]	On March 12, 2025, Sinovac Chengdu entered into a maximum credit facility of $7,154 (RMB50 million) with China Minsheng Banking to support its daily operations. The loans bear annual interest rate at 10 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 3.00%. Principal installment repayments begin in 2026 and shall be fully repaid by May 26, 2026. As of December 31, 2025, $1,431 (RMB10 million) is recorded in bank loans due within one year.
[8]	On January 26, 2025, Sinovac Chengdu entered into a maximum credit facility of $28,616 (RMB200 million) with China CITIC Bank to support its daily operations. The loans bear annual interest rate at 55 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.45%. Principal installment repayments begin in 2026 and shall be fully repaid by July 26, 2028. As of December 31, 2025, $143 (RMB1 million) is recorded in bank loans due within one year and $1,288 (RMB 9 million) is recorded in long-term bank loans.